UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald H. Oliver
Title:   President
Phone:   203-227-3601

Signature, Place, and Date of Signing:

         Ronald  H. Oliver   Westport, Connecticut   August 10,2012
         -----------------   ---------------------   --------------

Report Type (Check only one):

[x]      13F Holdings Report
[ ]      13F Notice
[ ]      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    66

Form 13F Information Table Value Total (x$1,000):  $ 386,939

List of Included Managers:

         Andrew  J.  Knuth       Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:
         No.     13F File Number           Name

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED   NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------- ------
AAR Corp.                         COM       000361105        6,546      485,600  SH         Defined     1             485,600
American Eagle Outfitters, Inc    COM       02553E106        5,919      300,000  SH         Defined                   300,000
Amphenol Corp.                    COM       032095101          439        8,000  SH         Defined                            8,000
Arthur J. Gallagher & Company     COM       363576109        8,298      236,621  SH         Defined     1             236,621
BankUnited, Inc.                  COM       06652K103        2,414      102,360  SH         Defined                   102,360
Banner Corporation                COM       06652V208        6,097      278,288  SH         Defined                   278,288
Berry Petroleum Co.               COM       085789105        5,733      144,553  SH         Defined     1             144,553
Big Lots, Inc.                    COM       089302103       37,127      910,207  SH         Defined     1             910,207
Brown & Brown, Inc.               COM       115236101        5,686      208,500  SH         Defined     1             208,500
CVS Caremark Corp.                COM       126650100          468       10,020  SH         Defined                           10,020
Charles River Laboratories Int    COM       159864107          841       25,660  SH         Defined                    25,660
Checkpoint Systems, Inc.          COM       162825103        7,422      852,068  SH         Defined     1             852,068
Chicago Bridge & Iron Company     COM       167250109        6,241      164,400  SH         Defined     1             164,400
Columbia Banking System, Inc.     COM       197236102        2,385      126,941  SH         Defined                   126,941
Comstock Resources, Inc.          COM       205768203        3,356      204,389  SH         Defined     1             204,389
Con-way Inc.                      COM       205944101          592       16,400  SH         Defined                    16,400
Crocs, Inc.                       COM       227046109       11,087      686,487  SH         Defined     1             686,487
Darden Restaurants, Inc.          COM       237194105        5,316      105,000  SH         Defined     1             105,000
DeVry, Inc.                       COM       251893103       15,654      505,472  SH         Defined                   505,472
Devon Energy Corp.                COM       25179M103        4,002       69,004  SH         Defined                    69,004
EOG Resources, Inc.               COM       26875P101        2,253       25,000  SH         Defined                    25,000
FEI Company                       COM       30241L109       11,677      244,081  SH         Defined     1             244,081
Fairchild Semiconductor Corp.     COM       303726103        1,643      116,500  SH         Defined                   116,500
Forest Oil Corp.                  COM       346091705        1,096      149,550  SH         Defined                   147,066  2,484
Gaylord Entertainment Company     COM       367905106        3,529       91,532  SH         Defined                    91,532
General Communication, Inc. -     COM       369385109        2,995      360,786  SH         Defined                   360,786
Haynes International, Inc.        COM       420877201          734       14,400  SH         Defined     1              14,400
ITT Educational Services, Inc.    COM       45068B109       15,096      248,494  SH         Defined     1             248,494
Interpublic Group of Companies    COM       460690100          119       11,000  SH         Defined                           11,000
Jack Henry & Associates, Inc.     COM       426281101        3,114       90,200  SH         Defined                    90,200
John Wiley & Sons, Inc. - Clas    COM       968223206          539       11,000  SH         Defined                    11,000
KBR, Inc.                         COM       48242W106        3,125      126,482  SH         Defined     1             126,482
Landstar System, Inc.             COM       515098101          911       17,609  SH         Defined     1              17,609
Lone Pine Resources, Inc.         COM       54222A106          269       97,719  SH         Defined                    96,199  1,520
Nat.West.Life Ins.                COM       638522102       18,553      130,726  SH         Defined     1             130,726
North Valley Bancorp              COM       66304M204          368       27,917  SH         Defined                    27,917
Orient Express Hotels Ltd. - C    COM       G67743107        7,469      892,394  SH         Defined     1             892,394
Owens & Minor, Inc.               COM       690732102       12,501      408,134  SH         Defined                   408,134
Pall Corp.                        COM       696429307          274        5,000  SH         Defined                            5,000
Parametric Technology Corp.       COM       699173209        3,269      155,960  SH         Defined     1             145,960 10,000
People's United Financial, Inc    COM       712704105          170       14,647  SH         Defined                    14,647
Perkin Elmer, Inc.                COM       714046109          232        9,000  SH         Defined                     9,000
Plains Exploration & Productio    COM       726505100       12,659      359,833  SH         Defined     1             357,459  2,374
Praxair, Inc.                     COM       74005P104          435        4,000  SH         Defined                            4,000
Precision Castparts Corp.         COM       740189105          592        3,600  SH         Defined                            3,600
QLogic Corp.                      COM       747277101        5,969      436,000  SH         Defined     1             436,000
Rofin-Sinar Technologies, Inc.    COM       775043102        1,664       87,888  SH         Defined     1              87,888
Rogers Corp.                      COM       775133101       16,814      424,488  SH         Defined     1             424,488
Ross Stores, Inc.                 COM       778296103        8,729      139,726  SH         Defined                   139,726
Ruby Tuesday, Inc.                COM       781182100        1,015      148,987  SH         Defined                   148,987
Saks, Inc.                        COM       79377w108        4,864      456,750  SH         Defined     1             456,750
Skyworks Solutions, Inc.          COM       83088M102          869       31,800  SH         Defined     1              31,800
Southwestern Energy Company       COM       845467109        4,167      130,500  SH         Defined                   130,500
Stone Energy Corp.                COM       861642106        2,483       97,990  SH         Defined                    97,990
Synopsys, Inc.                    COM       871607107        1,265       43,000  SH         Defined     1              39,000  4,000
TJX Companies                     COM       872540109       14,283      332,700  SH         Defined                   332,700
Teradata Corp.                    COM       88076W103          216        3,000  SH         Defined                            3,000
Thermo Fisher Scientific Inc.     COM       883556102        2,388       46,000  SH         Defined                    46,000
Timberland Bancorp.               COM       887098101          370       73,200  SH         Defined                    73,200
UTI Worldwide, Inc.               COM       G87210103        9,729      665,899  SH         Defined     1             665,899
United Rentals, Inc.              COM       911363109       13,565      398,500  SH         Defined     1             398,500
Universal Health Services, Inc    COM       913903100       27,519      637,600  SH         Defined     1             637,600
Vishay Intertechnology, Inc.      COM       928298108          377       40,000  SH         Defined     1              40,000
Volt Information Sciences, Inc    COM       928703107        2,330      340,708  SH         Defined     1             340,708
Webster Financial Corp.           COM       947890109        2,190      101,100  SH         Defined                   100,000  1,100
Willis Group Holdings plc         COM       G96666105       26,890      736,917  SH         Defined     1             736,917